Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (7,002)	$ (8,496)
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Depreciation	7,790	7,809
Amortization of deferred drydock expenditures	1,197	1,483
Share-based compensation	571	519
Loss on vessel held for sale	6,917	0
Amortization of deferred finance fees	366	432
Unrealized (gains) on derivatives	(604)	(102)
Foreign exchange	10	(54)
Profit from equity method investments	(250)	0
Deferred drydock payments	(520)	(2,670)
Changes in operating assets and liabilities:
Receivables	(7,320)	(1,683)
Prepaid expenses and other assets	(303)	(79)
Advances and deposits	786	(834)
Inventories	(3,989)	1,219
Accounts payable	(2,074)	1,213
Accrued expenses and other liabilities	(72)	158
Deferred revenue	(1,210)	0
Accrued interest on debt and finance leases	34	(26)
Net cash (used in) operating activities	(5,673)	(1,111)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels	0	9,895
Payments for acquisition of vessels and vessel equipment	73	(559)
Advances for ballast water treatment systems	(200)	(22)
Payments for other non-current assets	(39)	(16)
Payments for equity investments	(113)	0
Net cash (used in)/provided by investing activities	(279)	9,298
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt	13,320	84
Repayments of long-term debt	(3,513)	(11,744)
Repayments of finance leases	(5,316)	(4,694)
Payment of preferred dividend	(742)	0
Net cash (used in)/provided by financing activities	3,749	(16,354)
Net (decrease) in cash and cash equivalents	(2,203)	(8,167)
Cash and cash equivalents at the beginning of the year	55,449	58,365
Cash and cash equivalents at the end of the period	53,246	50,198
Cash paid during the year for:
Cash paid during the period for interest in respect of debt	954	1,263
Cash paid during the period for interest in respect of finance leases	2,766	2,003
Cash paid during the period for operating lease liabilities	182	108
Cash paid during the period for income taxes	0	27
Non-cash financing activity: Accrued preferred dividends	$ 568	$ 0